Borrowings (Tables)	12 Months Ended
Dec. 27, 2014
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Our short-term debt at the end of each period was as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Drafts payable	$16	$257
Notes payable	—	24
Commercial paper	500	—
Current portion of long-term debt	1,088	—
Short-term debt	$1,604	$281

Schedule of Long-term Debt Instruments [Table Text Block]
Our long-term debt at the end of each period was as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
2012 Senior notes due 2017 at 1.35%	$2,998	$2,997
2012 Senior notes due 2022 at 2.70%	1,495	1,494
2012 Senior notes due 2032 at 4.00%	744	744
2012 Senior notes due 2042 at 4.25%	924	924
2011 Senior notes due 2016 at 1.95%	1,499	1,499
2011 Senior notes due 2021 at 3.30%	1,997	1,996
2011 Senior notes due 2041 at 4.80%	1,490	1,490
2009 Junior subordinated convertible debentures due 2039 at 3.25%	1,088	1,075
2005 Junior subordinated convertible debentures due 2035 at 2.95%	960	946
Total long-term debt	13,195	13,165
Less: current portion of long-term debt	(1,088)	—
Long-term debt	$12,107	$13,165

Convertible Debentures Interest Rates [Table Text Block]

	2009 Debentures	2005 Debentures
Annual stated coupon interest rate	3.25%	2.95%
Annual effective interest rate	7.20%	6.45%

Convertible Debentures Other Details [Table Text Block]

	2009 Debentures		2005 Debentures
(In Millions, Except Per Share Amounts)	Dec 27, 2014	Dec 28, 2013	Dec 27, 2014	Dec 28, 2013
Outstanding principal	$2,000	$2,000	$1,600	$1,600
Equity component (including temporary equity) carrying amount	$613	$613	$466	$466
Unamortized discount	$912	$925	$640	$654
Net debt carrying amount	$1,088	$1,075	$960	$946
Conversion rate (shares of common stock per $1,000 principal amount of debentures)	46.06	45.57	34.95	34.60
Effective conversion price (per share of common stock)	$21.71	$21.94	$28.61	$28.90

Schedule of Maturities of Long-term Debt [Table Text Block]
Our aggregate debt maturities based on outstanding principal as of December 27, 2014, by year payable, were as follows:

(In Millions)
2015	$—
2016	1,500
2017	3,000
2018	—
2019	—
2020 and thereafter	10,275
Total	$14,775